S000077855 [Member] Investment Objectives and Goals - Nuveen Securitized Credit Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Securitized Credit Managed Accounts Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek a high level of current income and total return.